UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC
Address:   4400 Harding Road, Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      684,959
                                         --------------
                                         (In Thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Abbott Laboratories            Common         2824100     11,642    221,000 SH       DEFINED(1)             X      0    0
Altisource Portfolio Solutions Common         L0175J104    7,450    332,590 SH       DEFINED(1)             X      0    0
Carrizo Oil & Gas              Note 4.375%    144577AA1   12,390 14,000,000 PRN      DEFINED(1)             X      0    0
Charming Shoppes Inc           Common         161133103    8,724  1,597,888 SH       DEFINED(1)             X      0    0
Cornell Companies Inc          Common         219141108    4,797    262,000 SH       DEFINED(1)             X      0    0
Corrections Corp of America    Common         22025Y407    2,494    125,575 SH       DEFINED(1)             X      0    0
Evergreen Solar Inc            Note 4.00%     30033RAC2      767  1,500,000 PRN      DEFINED(1)             X      0    0
Fibertower Corp                Note 9.00%     31567RAG5    5,655  6,500,000 PRN      DEFINED(1)             X      0    0
Ingram Micro Inc               Common         457153104   10,393    592,171 SH       DEFINED(1)             X      0    0
ISHARES RUSSELL 2000 INDEX ETF Option         464287655   35,866    529,000 SH  PUT  DEFINED(1)             X      0    0
Johnson & Johnson              Option         478160104   14,605    224,000 SH  CALL DEFINED(1)             X      0    0
Market Vectors ETF TR          Gold Miner ETF 57060U100      506     11,400 SH       DEFINED(1)             X      0    0
McMoran Exploration Co         Option         582411104    1,244     85,000 SH  CALL DEFINED(1)             X      0    0
Pennsylvania Real Estate       Option         709102107   10,225    820,000 SH  PUT  DEFINED(1)             X      0    0
Pre Paid Legal                 Common         740065107      655     17,300 SH       DEFINED(1)             X      0    0
Radio One Inc                  Common         75040P108      190     59,500 SH       DEFINED(1)             X      0    0
Red Robin Gourmet Burgers      Common         75689M101    2,883    117,960 SH       DEFINED(1)             X      0    0
SPDR GOLD TRUST                GLD SHS        78463V107    1,482     13,600 SH       DEFINED(1)             X      0    0
SPDR Trust                     Option         78462F103  503,685  4,305,000 SH  PUT  DEFINED(1)             X      0    0
St Jude Medical                Common         790849103    6,309    153,700 SH       DEFINED(1)             X      0    0
Trico Marine Services Inc.     Note 3.00%     896106AQ4    3,684 10,164,000 PRN      DEFINED(1)             X      0    0
Zions Bancorp                  Option         989701107   39,312  1,800,000 SH  PUT  DEFINED(1)             X      0    0


(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.